Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Financial Instruments
17)	FINANCIAL INSTRUMENTS

17.1)	CURRENT AND NON-CURRENT DEBT
As of December 31, 2024 and 2023, Cemex’s consolidated debt summarized by interest rates and currencies, was as follows:

		2024				2023

		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2

Floating rate debt	$	23	1,305	1,328	$	13	1,968	1,981
Fixed rate debt		166	4,035	4,201		12	4,235	4,247

	$	189	5,340	5,529	$	25	6,203	6,228

Effective rate 3
Floating rate		5.1%	6.0%			6.4%	7.1%
Fixed rate		7.3%	4.6%			4.4%	5.0%

		2024					2023

Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3

Dollars	$	161	3,595	3,756	5.1%	$	1	4,348	4,349	5.5%
Euros		2	876	878	3.9%		9	990	999	4.2%
Pesos		—	842	842	11.2%		—	704	704	12.0%
Philippine Pesos		—	—	—	—		11	112	123	7.1%
Other currencies		26	27	53	5.4%		4	49	53	4.5%

		$189	5,340	5,529		$	25	6,203	6,228

1	As of December 31, 2024 and 2023, from the total debt of $5,529 and $6,228, respectively, 95% and 94% was held in the Parent Company and 5% and 6% in subsidiaries of the Parent Company, respectively.

2
As of December 31, 2024 and 2023, cumulative discounts, fees and other direct costs incurred in Cemex’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $29 and $47, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the effective interest rate method.

3	In 2024 and 2023, represents the weighted-average effective interest rate of the related debt agreements determined at the end of each period.
As of December 31, 2024 and 2023, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2024		Current	Non-current	2023		Current	Non-current

Bank loans				Bank loans
Lines of credit, 2025 to 2026		$11	81	Lines of credit, 2024 to 2025	$	10	202
Syndicated loans, 2026 to 2029		—	1,731	Syndicated loans, 2025 to 2028		—	2,476

		11	1,812			10	2,678

Notes payable				Notes payable
Medium-term notes, 2025 to 2031		150	3,538	Medium-term notes, 2026 to 2031		—	3,508
Other notes payable, 2025 to 2027		6	12	Other notes payable, 2024 to 2027		5	27

		156	3,550			5	3,535

Total bank loans and notes payable		167	5,362	Total bank loans and notes payable		15	6,213
Current maturities		22	(22)	Current maturities		10	(10)

	$	189	5,340		$	25	6,203

Changes in consolidated debt for the years ended December 31, 2024, 2023 and 2022 were as follows:

		2024	2023	2022

Debt at beginning of year	$	6,228	6,971	7,379
Proceeds from new debt instruments		5,048	2,938	2,006
Debt repayments		(5,497)	(3,840)	(2,420)
Foreign currency translation and accretion effects		(250)	159	6

Debt at end of year	$	5,529	6,228	6,971

Table of Contents

As a result of transactions incurred during the reported periods to issue, refinance, replace and/or repurchase existing debt instruments, as applicable, Cemex paid transactional costs, including premiums and/or redemption costs (jointly the “Transactional Costs”) for aggregate amounts of $22 in 2024, $72 in 2023 and $51 in 2022. Of these Transactional Costs, $9 in 2024, $16 in 2023 and $4 in 2022, corresponding to new debt instruments or the refinancing of existing debt, adjusted the carrying amount of the related debt instruments and are amortized over the remaining term of each instrument, while $56 in 2023 and $47 in 2022 of such Transactional Costs, associated with the extinguished portion of the related debt, were recognized each period in the caption “Financial income and other items, net.” In addition, Transactional Costs pending for amortization related to extinguished debt instruments of $2 in 2024, $12 in 2023 and $6 in 2022 were also recognized within “Financial income and other items, net.”
As of December 31, 2024 and 2023,
non-current
notes payable for $3,550 and $3,535, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity	Redeemed amount 2 $	Outstanding amount 2 $		2024	2023

2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	3,000	TIIE+.45%	01/Oct/26	—	144	$	144	59
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	8,500	11.480%	26/Sep/30	—	408		411	292
July 2031 Notes 4	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,104	1,102
September 2030 Notes 4	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		715	714
November 2029 Notes 4	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		750	749
March 2026 Notes 4	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	414		414	441
July 2025 Notes	01/Apr/03	Cemex Materials LLC	Dollar	150	7.70%	21/Jul/25	—	150		—	151
Other notes payable										12	27

									$	3,550	3,535

1
As of December 31, 2024, except for the July 2025 Notes and other notes payable, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp. The July 2025 Notes are fully and unconditionally guaranteed by Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2024, all repurchased notes have been canceled.

3
On February 16, 2024, Cemex reopened and placed an additional principal amount of Ps5,500 of its sustainability-linked long-term notes (
Certificados Bursátiles de Largo Plazo
or the “2023 CEBURES”) issued in 2023 . The reopening closed on February 20, 2024 and consisted of two tranches: the first of Ps2,000 at a floating annual interest rate of TIIE 28 plus 0.45%, and the second of Ps3,500 at a fixed annual interest rate of 11.48%. In connection with these issuances in 2024 and 2023, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 17.4).

4
During 2022, pursuant to tender offers and other market transactions, Cemex partially repurchased several series of its notes for an aggregate notional amount of $1,172. The difference between the amount paid for such notes and the notional amount redeemed, net of transactional costs, generated a repurchase gain of $104, recognized in the line item “Financial income and other items, net.”

The maturities of consolidated long-term debt as of December 31, 2024, were as follows:

		Bank loans	Notes payable	Total

2026	$	275	565	840
2027		694	4	698
2028		694	2	696
2029		93	750	843
2030 and thereafter		34	2,229	2,263

	$	1,790	3,550	5,340

As of December 31, 2024, Cemex had the following lines of credit, of which, the committed portion refers to the revolving credit facility under the 2023 Credit Agreement, at annual interest rates ranging between 5.25% and 6.35%, depending on the negotiated currency:

		Lines of credit	Available

Other lines of credit in foreign subsidiaries 1	$	392	250
Other lines of credit from banks 1		1,009	1,009
Revolving credit facility 2023 Credit Agreement		2,311	2,311

	$	3,712	3,570

1	Uncommitted amounts subject to the banks’ availability.

Sustainability-linked and green financing
As of December 31, 2024 and 2023, Cemex’s consolidated debt of $5,529 and $6,228, respectively, included balances outstanding denominated in Dollars, Euros and Pesos under either its 2021 Sustainability-linked Financing Framework (the “2021 SLFF”) or its 2023 Sustainability-linked Financing Framework (the “2023 SLFF”, and together with the 2021 SLFF, the “SLFFs”) of $4,597 in 2024 and $4,227
in 2023, representing the Company’s debt that is linked and aligned to Cemex’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 24.3).
As of December 31, 2024, the balance of debt under the SLFFs includes $4,042 of debt arising from bank loans, including the 2023 Credit Agreement described below. Under the 2023 Credit Agreement, the annual performance in respect to the metrics referenced in the 2023 SLFF may result in a total adjustment of the interest rate margin of plus or minus 5 bps
1
, in line with other sustainability-linked facilities from investment-grade rated borrowers.
The remainder of the debt balance under the SLFFs relates to the 2023 CEBURES. Of these, $144 or the variable rate leg is linked exclusively to one metric of the 2023 SLFF and may result in an increase of 20 bps in the nominal value at redemption. The remaining $411, or the fixed rate leg is also linked to only one metric of the 2023 SLFF and may result in a per annum increase of 25 bps to the interest rate applicable to the last four semi-annual coupon payments.
On November 8, 2021, Cemex, S.A.B. de C.V. closed a Dollar-denominated $3,250 syndicated sustainability-linked credit agreement (the “2021 Credit Agreement”), which proceeds were mainly used to fully repay its previous syndicated facilities agreement entered in 2017. The 2021 Credit Agreement was the first debt instrument issued by Cemex under the 2021 SLFF. Additionally, Cemex’s securitization programs (notes 10 and 17.2) are linked to the SLFFs, utilizing one or more metrics and may result in an annual fee payment equivalent to up to 5 bps of the total facilities amount.
2023 Credit Agreement and 2021 Credit Agreement
On October 30, 2023, Cemex refinanced its 2021 Credit Agreement (as described below), extending the maturity to 2028. The refinanced 2021 Credit Agreement (the “2023 Credit Agreement”) comprises a $1,000,
5-year
amortizing term loan and a $2,000,
5-year
committed revolving credit facility (“RCF”). The 2023 Credit Agreement represented a reduction of $500 in the term loan and an increase of $250 in the revolver of the 2021 Credit Agreement. The 2023 Credit Agreement, denominated exclusively in Dollars, maintained its previous interest rate margin and financial covenants, consistent with an investment-grade capital structure, which provide for a maximum ratio of Consolidated Net Debt (as defined below) to Consolidated EBITDA (as defined below) (“Consolidated Leverage Ratio”) of 3.75 times throughout the life of the loan and a minimum ratio of Consolidated EBITDA to interest expense (“Consolidated Coverage Ratio”) of 2.75 times. As of December 31, 2024 and 2023, the debt outstanding under the 2023 Credit Agreement amounted to $1,000 and $1,600, which included amounts owed under the RCF of $600 in 2023.
All tranches under the 2023 Credit Agreement include a margin over SOFR
1
from 100 bps
1
to 175 bps, depending on the Consolidated Leverage Ratio ranging from less than or equal to 2.25 times in the lower end to greater than 3.25 times in the higher end.
The balance of debt under the 2023 Credit Agreement, in which Cemex, S.A.B. de C.V. is the borrower, is guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp. This guarantor structure is applicable in all senior notes of the Parent Company and the previous 2021 Credit Agreement.
The 2023 Credit Agreement contains ongoing representations, warranties, affirmative and negative covenants, including financial covenants. As of December 31, 2024 and 2023, Cemex was in compliance with all covenants contained in the 2023 Credit Agreement. Cemex cannot assure that in the future it will be able to comply with all such covenants, including any financial covenants, which non-compliance,
if not remedied, could result in an event of default, which could materially and adversely affect Cemex’s business and financial condition.

1
The Secured Overnight Financing Rate (“SOFR”) is a measure of the cost of borrowing cash overnight collateralized by Treasury securities. As of December 31, 2024 and 2023, SOFR rate was 4.49% and 5.38%, respectively. The contraction “bps” means basis points. One hundred basis points equal 1%.

Financial Covenants
Under
 the
2023
Credit Agreement and the
2021
Credit Agreement, as applicable depending on the reported period, at the end of each quarter for each period of four consecutive quarters, Cemex must comply with a maximum Consolidated Leverage Ratio of
3.75 times and a minimum Consolidated Coverage Ratio of 2.75 times throughout the life of the corresponding credit agreement. These financial ratios are calculated using the consolidated amounts under the terms of the agreement.

Consolidated Leverage Ratio

•
Under the 2023 Credit Agreement and the 2021 Credit Agreement, the ratio is calculated by dividing “Consolidated Net Debt” by “Consolidated EBITDA” for the last twelve months as of the calculation date. Consolidated Net Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding any existing or future obligations under any securitization program, and any subordinated debt of Cemex, adjusted for net mark-to-market
of all derivative instruments, as applicable, among other adjustments including in relation for business acquisitions or disposals.

Consolidated EBITDA:
Under the 2023 Credit Agreement and the 2021 Credit Agreement, represents Operating EBITDA for the last twelve months as of the calculation date, as adjusted for any discontinued EBITDA, and solely for the purpose of calculating the Consolidated Leverage Ratio on a pro forma basis for any material disposition and/or material acquisition.
Consolidated Coverage Ratio

•	Under the 2023 Credit Agreement and the 2021 Credit Agreement, the ratio is calculated by dividing Consolidated EBITDA by the financial expense for the last twelve months as of the calculation date.
As of December 31, 2024, 2023 and 2022, under the 2023 Credit Agreement and the 2021 Credit Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date

		2024	2023	2022

Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	1.81	2.06	2.84

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	7.26	7.91	6.27

As a result of noncompliance with the agreed upon financial ratios or, in such event, the absence of a waiver of compliance or a negotiation thereof, after certain procedures followed upon Cemex’s lenders’ request, they may call for the acceleration of payments due under the 2023 Credit Agreement. That scenario would have a material adverse effect on Cemex’s operating results, liquidity or financial position. Cemex’s ability to comply with these ratios may be affected by economic conditions, volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets or other factors.
Cemex will classify all of its
non-current
debt as current debt if: 1) as of any measurement date Cemex fails to comply with any covenants that would cause a default, including the aforementioned financial ratios; and/or 2) the cross default-clause that is part of the 2023 Credit Agreement is triggered by the provisions contained therein. Moreover, although Cemex will not classify its non-current
debt as current debt in the following events, Cemex will disclose the fact if: (i) as of any date prior to a subsequent measurement date Cemex expects not to be in compliance with such financial ratios in the absence of: a) amendments and/or waivers covering the next succeeding 12 months; b) high probability that the violation will be cured during any agreed upon remediation period and be sustained for the next succeeding 12 months; and/or c) an agreement to refinance the relevant debt on a long-term basis.

17.2)	OTHER FINANCIAL OBLIGATIONS

As of December 31, 2024 and 2023, other financial obligations in the consolidated statement of financial position were detailed as follows:

			2024				2023

		Current	Non-current	Total		Current	Non-current	Total

I. Leases	$	269	902	1,171		$272	986	1,258
II. Liabilities secured with accounts receivable		658	—	658		678	—	678

	$	927	902	1,829	$	950	986	1,936

I.	Leases (notes 8.1, 15.2, 24.1 and 29.4)
Cemex
 has several operating and administrative assets under lease contracts (note
15.2)
. As mentioned in note
29.4
, Cemex applies the recognition exemption for short-term leases and leases of low-value
assets.
Changes in the balance of lease financial liabilities during
2024
,
2023
and
2022
were as follows:

		2024	2023	2022

Lease financial liability at beginning of year	$	1,258	1,176	1,176
Additions from new leases		290	341	296
Reductions from payments		(296)	(256)	(276)
Cancellations and liability remeasurements		(47)	(24)	7
Foreign currency translation and accretion effects		(34)	21	(27)

Lease financial liability at end of year	$	1,171	1,258	1,176

As of December 31, 2024, the maturities of
non-current
lease financial liabilities are as follows:

		Total

2026	$	203
2027		149
2028		124
2029		85
2030 and thereafter		341

	$	902

Total cash outflows for leases in 2024, 2023 and 2022, including the interest expense portion as disclosed in note 8.1, were $371, $331 and $342, respectively. Future payments associated with these contracts are presented in note 24.1.

II.	Liabilities secured with accounts receivable
As mentioned in note 10, as of December 31, 2024 and 2023, the funded amounts of trade accounts receivable sold under securitization programs and/or factoring programs with recourse of $658 and $678, respectively, were recognized within the line item “Other financial obligations” in the statement of financial position. For the years ended December 31, 2024, 2023 and 2022, the net cash flows generated by (used in) these securitization programs were $3, $(18) and $79, respectively.
The balances of the Company’s other financial obligations associated with the programs for the sale of accounts receivable mentioned above are part of Cemex’s total obligations under the SLFFs framework mentioned before, which are linked and aligned to Cemex’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 24.3).

17.3)	FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS, fair value represents an “Exit Value” which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, considering the counterparty’s credit risk in the valuation. Exit Value is premised on the existence of a market and market participants for the specific asset or liability. When there are no market and/or market participants, IFRS establishes a fair value hierarchy that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly, used mainly to determine the fair value of securities, investments or loans that are not actively traded (Level 2 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements).
Financial assets and liabilities
The book values of cash, trade accounts receivable, other accounts receivable, trade payables, other accounts payable and accrued expenses, as well as short-term debt, approximate their corresponding estimated fair values due to the revolving nature of these financial assets and liabilities in the short-term.
The estimated fair value of Cemex’s
non-current
debt is level 1 and level 2 and is either based on estimated market prices for such or similar instruments, considering interest rates currently available for Cemex to negotiate debt with the same maturities, or determined by discounting future cash flows using market-based interest rates currently available to Cemex.

The fair values determined by Cemex for its derivative financial instruments are level 2. There is no direct measure for the risk of Cemex or its counterparties in connection with such instruments. Therefore, the risk factors applied for Cemex’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of Cemex or its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of Cemex’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of Cemex’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.
As of December 31, 2024 and 2023, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2024			2023
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	60	60	$	64	64
Other investments and non-current accounts receivable (note 14.2)		196	179		276	266

	$	256	239	$	340	330

Financial liabilities
Long-term debt (note 17.1)	$	5,340	5,145	$	6,203	6,030
Other financial obligations (note 17.2)		902	898		986	919
Derivative financial instruments (notes 17.4 and 18.3)		100	100		15	15

	$	6,342	6,143	$	7,204	6,964

As of December 31, 2024 and 2023, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 29.4):

2024		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	60	—	60
Investments in strategic equity securities (note 14.2)		4	—	—	4
Other investments at fair value through earnings (note 14.2)		—	1	—	1

	$	4	61	—	65

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.3)	$	—	100	—	100

2023		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	64	—	64
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	1	—	1

		$3	65	—	68

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.3)	$	—	15	—	15

17.4)	DERIVATIVE FINANCIAL INSTRUMENTS

During the reported periods, in compliance with the guidelines established by its Risk Management Committee, the restrictions set forth by its debt agreements and its hedging strategy (note 17.5), Cemex held derivative instruments with the objectives explained in the following paragraphs.
As of December 31, 2024 and 2023, the notional amounts and fair values of Cemex’s derivative instruments were as follows:

		2024		2023
		Notional amount	Fair value	Notional amount	Fair value
I. Foreign exchange forwards hedging the net investment	$	713	63	976	(94)
II. Cross currency swaps		658	(100)	335	23
III. Interest rate swaps		600	14	750	30
IV. Fuel price hedging		356	6	232	5
V. Foreign exchange options		650	41	300	10

	$	2,977	24	2,593	(26)

The caption “Financial income and other items, net” in the statements of income includes certain gains and losses related to the recognition of changes in fair values of the derivative financial instruments during the applicable period, which represented net losses of $2 in 2024, $19 in 2023 and $5 in 2022. During the reported periods, Cemex did not have derivatives designated as fair value hedges.

I.	Net investment hedges
As of December 31, 2024 and 2023, there are Dollar/Peso foreign exchange forward contracts with target tenor ranging from 1 to 15 months for notional amounts of $492 and $518, respectively. Cemex has designated this program as a hedge of Cemex’s net investment in Pesos, pursuant to which changes in the fair market value of these instruments are recognized as part of other equity reserves. For the years 2024, 2023 and 2022, these contracts generated gains of $86 and losses of $172 and $96, respectively, which partially offset currency translation effects in each year recognized in equity generated from Cemex’s net assets denominated in Pesos. The gains generated in 2024 from these derivatives are related to the depreciation of the Peso during the year, while the losses during 2023 and 2022 were related to the appreciation of the Peso in both years.
In addition, as of December 31, 2024 and 2023, as part of Cemex’s Peso net investment hedge strategy, there are additional Dollar/Peso capped forwards, structured with option contracts, for a notional amount of $221 and $458, respectively. These capped forwards contain limits on the upside that the instrument may generate. Changes in the fair market value of such capped forward contracts are also recognized as part of other equity reserves. For the years 2024, 2023, and 2022, these contracts generated gains of $43, and losses of $54 and $2, respectively, which partially offset currency translation effects recognized in equity generated from Cemex’s net assets denominated in Pesos due to the depreciation of the Peso in 2024 and the appreciation of the Peso in 2023 and 2022.
Moreover, during the year 2022, Cemex unwound Dollar/Euro cross-currency swap contracts for a notional amount of $750, which resulted in a settlement gain of $80 in equity. Cemex designated the foreign exchange forward component of these instruments as a hedge of Cemex’s net investment in Euros and changes in fair market were recognized as part of other equity reserves, while changes in fair value of the interest rate swap component until settlement were recognized within the line item of “Financial income and other items, net,” representing gains of $8 in 2022. For the year 2022, the foreign exchange forward component generated gains of $70 recognized in equity, which partially offset currency translation losses recognized in equity generated from Cemex’s net assets denominated in Euros due to the depreciation of the Euro against the Dollar in 2022, related to the exchange of interest rates in the statement of income.

II.	Cross currency swaps
As of December 31, 2024 and 2023, Cemex held cross-currency swap contracts for a notional amount of $658 and $335, respectively, in connection with the 2023 CEBURES as described in note 17.1, aiming to change the rate and currency risk profile of such 2023 CEBURES from the Peso to the Dollar. Cemex designated these contracts as cash flow hedges of interest rate payments in relation to an equivalent amount of variable and fixed interest rate debt. Changes in fair value of these contracts for the interest rate swap leg are initially recognized as part of other equity reserves and are subsequently allocated through financial expense as interest expense on the related loans is accrued in the statement of income, while changes in fair value of the currency forward leg are recognized directly in the statement of income partially offsetting the related Peso denominated debt’s foreign exchange fluctuation. For the years 2024 and 2023, changes in the fair value of these contracts generated losses of $123 and gains of $23, respectively, recognized in other comprehensive income. Moreover, during the same periods, Cemex reclassified results from equity to the line item “Financial expenses” representing income of $28 in 2024 and $5 in 2023.

III.	Interest rate swaps
For accounting purposes under IFRS, Cemex designates interest rate swaps as cash flow hedges, to fix interest rate payments in relation to an equivalent amount of floating interest rate debt. As a result, changes in the fair value of these contracts are initially recognized as part of other equity reserves and are subsequently reclassified to financial expense as the interest expense of the related floating interest rate debt is accrued in the statement of income.
As of December 31, 2024 and 2023, Cemex held interest rate swaps for a notional amount of $600 and $750, respectively, with a fair market value representing assets of $14 in 2024 and $30 in 2023, negotiated in June 2018 to fix interest payments of existing bank loans bearing Dollar floating rates. For the years 2024 and 2023, changes in the fair value of these contracts generated losses of $16 and $9, respectively and for the year 2022, gains of $69, recognized in other comprehensive income. Moreover, during the same periods, Cemex reclassified results from equity to the line item “Financial expenses” representing income of $23 in 2024, $22 in 2023 and expenses of $2 in 2022.
In addition, as of December 31, 2022, Cemex held interest rate swaps for a notional of $268 negotiated to fix interest payments of existing bank loans referenced to Peso floating rates that matured in November 2023, which fair value represented an asset of $15 in 2022. For the years 2023 and 2022 until their settlement, changes in the fair value of these contracts generated losses of $15 and gains of $3, respectively, recognized in other comprehensive income. Moreover, during the same periods, Cemex recycled results from equity to the “Financial expenses” line item representing gains of $18 in 2023, and $7 in 2022.

IV.	Fuel price hedging
As of December 31, 2024 and 2023, Cemex maintained swap and option contracts negotiated to hedge the price of certain fuels in several operations, primarily diesel and gas, for aggregate notional amounts of $134 and $110, respectively, with an estimated aggregate fair value representing assets of $1 in 2024 and also in 2023. By means of these contracts, for its own consumption only, Cemex either fixed the price of these fuels, or entered into option contracts to limit the prices to be paid for these fuels, over certain volumes representing a portion of the estimated consumption of such fuels in several operations. These contracts have been designated as cash flow hedges of diesel or gas consumption, and as such, changes in fair value are recognized temporarily through other equity reserves and are recycled to operating expenses as the related fuel volumes are consumed. For the years 2024, 2023 and 2022, changes in fair value of these contracts recognized in other equity reserves represented losses of $6, $6 and $25, respectively. Moreover, during the same periods, Cemex recycled results from equity to the line items of “Cost of sales” and “Operating expenses,” as applicable, representing losses in 2024 and in 2023, of $5 and $7, respectively, and gains of $88 in 2022.
In addition, as of December 31, 2024 and 2023, Cemex held Brent oil call spreads with a notional of $150 and $122, respectively, intended economically to mitigate the exposure over a portion of the diesel cost implicit in Cemex’s distribution expense. Changes in the fair value of these contracts are recognized directly in the statement of income as part of “Financial income and other items, net” which resulted in losses of $8 in 2024 and losses of $1 in 2023.
Moreover, as of December 31, 2024, Cemex held coal call spreads with notional of $72, intended to economically mitigate the exposure over the petcoke consumption in Cemex production process. Changes in the fair value of these contracts are recognized directly in the statement of income as part of “Financial income and other items, net” which resulted in losses of $9.

V.	Foreign exchange options
As of December 31, 2024 and 2023, Cemex held Dollar/Peso call spread option contracts for a notional amount of $650 and $300, respectively. Such contracts mature between January 2026 and October 2026 and were negotiated to maintain the value in Dollars over an equivalent amount of revenue generated in Pesos. Changes in the fair value of these instruments generated gains of $15 in 2024, losses of $18 in 2023 and $13 in 2022, recognized within “Financial income and other items, net” in the statement of income.

17.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sold or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, Cemex is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petroleum coke, carbon slags, gypsum and other industrial materials which are commonly used by Cemex in the production process, and expose Cemex to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent Cemex’s risk management framework and that are supervised by several Committees, Cemex’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which Cemex incurred its debt, with those in which Cemex generates its cash flows.
As of December 31, 2024 and 2023, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 17.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities.
The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of economic loss faced by Cemex if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of December 31, 2024 and 2023, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. Exposure to credit risk is monitored constantly according to the payment behavior of debtors. Credit is assigned on a customer-by-customer
basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. In cases deemed necessary, Cemex’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance that analyzes the creditworthiness of each client individually before offering the general conditions of payment terms and delivery. The review includes external ratings when references are available and, in some cases, bank references. Thresholds of purchase limits are established for each client, which represent the maximum purchase amounts that require various levels of approval. Customers who do not meet the levels of solvency requirements imposed by Cemex are not granted with credit terms. As of December 31, 2024, Cemex’s best estimate of potential expected losses based on the ECL model (note 10) was $77.
Interest rate risk
Interest rate risk is the risk that a financial instrument’s fair value or future cash flows will fluctuate because of changes in market interest rates, which only affects Cemex’s results if the fixed-rate long-term debt is measured at fair value. Cemex’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. Cemex’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Additionally, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. Cemex manages its interest rate risk by balancing its exposure to fixed and floating rates while attempting to reduce its interest costs. Cemex could renegotiate the conditions or repurchase the debt, particularly when the net present value (“NPV”) of the estimated future benefits from the interest rate reduction is expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2024 and 2023, 24% and
26%, respectively, of Cemex’s long-term debt was denominated in floating rates at a weighted-average interest rate of SOFR plus 95 basis points in 2024 and 95 basis points in 2023. These figures reflect the effect of interest rate swaps held by Cemex during 2024 and 2023. As of December 31, 2024 and 2023, if interest rates at that date had been 0.5% higher, with all other variables held constant, Cemex’s net income for 2024 and 2023 would have reduced by $14 and $14, respectively, because of higher interest expense on variable rate denominated debt. Conversely, a hypothetical 0.5% decrease in interest rates would have the opposite effect. This analysis does not include the effect of interest rate swaps held by Cemex during 2024 and 2023.
Foreign currency risk
Foreign
 currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Cemex’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities. Due to its geographic diversification, Cemex’s revenues and costs are generated and settled in various countries and different currencies. For the year ended December
31
,
2024
,
29
% of Cemex’s external revenues were generated in Mexico,
32
% in the United States,
6
% in the United Kingdom,
5
% in France,
3
% in Germany,
3
% in Poland,
3
% in Spain,
4
% in Israel and
5
% in the Rest of EMEA region,
3
% in Colombia,
1
% in Panama,
2
% in Caribbean TCL and
2
% in the Rest of SCA&C, and
2
% in other activities.
Foreign exchange results incurred through monetary assets or liabilities in a currency different from its functional currency are recorded in the consolidated statements of income. Exchange fluctuations associated with foreign currency indebtedness related to the acquisition of foreign entities and exchange fluctuations in related parties’ long-term balances denominated in foreign currency that are not expected to be settled in the foreseeable future, are recognized in the statement of other comprehensive income. As of December 31, 2024, excluding from the sensitivity analysis the impact of translating the net assets denominated in currencies different from Cemex’s presentation currency, considering a hypothetical 10% strengthening of the Dollar against the Peso, with all other variables held constant, Cemex’s net income for 2024 would have decreased by $183, as a result of higher foreign exchange losses on Cemex’s Dollar-denominated net monetary liabilities held in consolidated entities with other functional currencies. Conversely, a hypothetical 10% weakening of the Dollar against the Peso would have the opposite effect.
As of December 31, 2024, 68% of Cemex’s financial debt was Dollar-denominated, 16% was Euro-denominated, 15% was Peso-denominated and 1% was in other currencies. Therefore, Cemex had a foreign currency exposure arising mainly from the Dollar-denominated debt versus the several currencies in which Cemex’s revenues are settled in most countries in which it operates. Cemex cannot guarantee that it will generate sufficient revenues in Dollars from its operations to service these obligations. As of December 31, 2024, Cemex had implemented a derivative financing hedging strategy using foreign exchange options for a notional amount of $650 to hedge the value in Dollar terms of revenues generated in Pesos to partially address this foreign currency risk (note 17.4). Complementarily, Cemex may negotiate other derivative financing hedging strategies in the future if either of its debt portfolio currency mix, interest rate mix, market conditions and/or economic expectations changes.
As of December 31, 2024 and 2023, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2024
		Mexico	United States	EMEA	SCA&C	Others 1	Total
Monetary assets	$	1,683	648	1,216	241	338	4,126
Monetary liabilities		1,859	2,893	2,699	701	6,352	14,504

Net monetary assets (liabilities)	$	(176)	(2,245)	(1,483)	(460)	(6,014)	(10,378)

Out of which:
Dollars	$	(149)	(2,248)	(16)	(24)	(4,087)	(6,524)
Pesos		(27)	—	—	—	(797)	(824)
Euros		—	—	(606)	—	(1,278)	(1,884)
Pounds		—	—	(601)	—	85	(516)
Other currencies		—	3	(260)	(436)	63	(630)

	$	(176)	(2,245)	(1,483)	(460)	(6,014)	(10,378)

		2023
		Mexico	United States	EMEA	SCA&C	Others 1	Total
Monetary assets	$	1,627	651	1,491	274	(241)	3,802
Monetary liabilities		2,184	2,679	3,087	730	7,179	15,859

Net monetary assets (liabilities)	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

Out of which:
Dollars	$	(157)	(2,030)	(5)	(61)	(4,780)	(7,033)
Pesos		(400)	—	—	—	(524)	(924)
Euros		—	—	(660)	—	(1,563)	(2,223)
Pounds		—	—	(710)	—	97	(613)
Other currencies		—	2	(221)	(395)	(650)	(1,264)

	$	(557)	(2,028)	(1,596)	(456)	(7,420)	(12,057)

1	Includes the Parent Company, Cemex’s financing subsidiaries, among other entities.
Considering that the Parent Company’s functional currency for its financial and holding company activities is the Dollar (note 29.3), foreign currency risk is associated with the translation into Dollars of subsidiaries’ net assets denominated in different currencies. When the Dollar appreciates, the value of these net assets denominated in other currencies decreases in terms of Dollars, generating negative foreign currency translation and reducing stockholders’ equity. Conversely, when the Dollar depreciates, the value of such net assets denominated in other currencies would increase in terms of Dollars generating the opposite effect. Cemex has implemented a Dollar/Peso foreign exchange forward contracts program to hedge foreign currency translation in connection with its net assets denominated in Pesos (note 17.4).

Equity risk
Equity risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate in connection with changes in the market price of Cemex, S.A.B. de C.V.’s and/or third party’s shares. Under these equity derivative instruments, there is a direct relationship between the change in the fair value of the derivative and the change in price of the underlying share. All changes in the fair value of such derivative instruments, with certain exemptions for physically-only settled instruments, would be recognized in the statement of income as part of “Financial income and other items, net.” Although Cemex has negotiated equity forward contracts on its own shares and third-party shares in the past, during 2024, 2023 and 2022, Cemex did not have derivative financial instruments based on the price of the Parent Company’s shares or any third-party’s shares.

Liquidity risk
Liquidity risk is the risk that Cemex will not have sufficient funds available to meet its obligations. In addition to cash flows provided by its operating activities, to meet Cemex’s overall liquidity needs for operations, servicing debt and funding capital expenditures and other acquisitions, Cemex relies on cost-cutting and operating improvements to optimize capacity utilization and maximize profitability, as well as borrowing under credit facilities, proceeds of debt and equity offerings, and proceeds from asset sales. Cemex is exposed to risks from changes in foreign currency exchange rates, prices and currency controls, interest rates, inflation, governmental spending, social instability and other political, economic and/or social developments in the countries in which it operates, any one of which may materially affect Cemex’s results and reduce cash from operations. The maturities of Cemex’s contractual obligations are included in note 24.1.
As of December 31, 2024, current liabilities, which included $1,116 of current debt and other financial obligations, exceed current assets by $1,076. It is noted that as part of its operating strategy implemented by management, the Company operates with a negative working capital balance. For the year ended December 31, 2024, Cemex generated net cash flows from operating activities of $1,894. The Company’s management considers that Cemex will generate sufficient cash flows from operations in the following twelve months to meet its current obligations. In addition, as of December 31, 2024, Cemex has a committed line of credit under the RCF for $2,311. As of December 31, 2024, the total amount of the RCF was available for Cemex.